Undiscovered Managers Behavioral Value Fund Expense Example, No Redemption - A C I Shares [Member] - Undiscovered Managers Behavioral Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 645
Expense Example, No Redemption, 3 Years	918
Expense Example, No Redemption, 5 Years	1,211
Expense Example, No Redemption, 10 Years	2,045
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	986
Expense Example, No Redemption, 10 Years	2,020
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	591
Expense Example, No Redemption, 10 Years	$ 1,320